VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 tankers carriers	Dec. 31, 2012 carriers	Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Book value of tankers	$ 1,089,616,000	$ 1,041,126,000
Number of drybulk carriers delivered	1	5
Cost of drybulk carriers	27,800,000	145,200,000
Number of Car Carriers Delivered		2
Cost of Car Carriers		76,900,000
Number of Suezmax Tankers Transferred To Operating Lease Assets	2
Depreciation	58,436,000	55,602,000	49,929,000
Suezmax Tankers [Member] | Property Available for Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Book value of tankers	$ 93,600,000